Annual Total Returns - Franklin Michigan Tax-Free Income Fund [BarChart] - Franklin Tax-Free Trust - TF3-21 - Franklin Michigan Tax-Free Income Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	0.30%
Annual Return 2011	10.00%
Annual Return 2012	6.09%
Annual Return 2013	(5.15%)
Annual Return 2014	10.94%
Annual Return 2015	0.80%
Annual Return 2016	1.25%
Annual Return 2017	3.31%
Annual Return 2018	0.87%
Annual Return 2019	7.20%